Deposits (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	October 31, 2024				October 31, 2023

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$205,714	$62,845	$253,580	$522,139	$186,530	$57,614	$197,802	$441,946
Business and government	369,943	20,157	449,570	839,670	316,200	19,056	409,819	745,075
Bank	9,675	641	37,406	47,722	7,996	769	35,901	44,666
	$585,332	$83,643	$740,556	$1,409,531	$510,726	$77,439	$643,522	$1,231,687
Non-interest-bearing (4)
Canada	$144,712	$7,164	$203	$152,079	$132,994	$6,107	$168	$139,269
United States	38,520	–	–	38,520	40,646	–	–	40,646
Europe (5)	11	–	–	11	17	–	–	17
Other International	7,758	–	–	7,758	7,265	–	–	7,265
Interest-bearing (4)
Canada	355,221	14,468	594,066	963,755	302,746	14,641	493,347	810,734
United States	28,389	61,087	75,933	165,409	16,210	55,895	78,837	150,942
Europe (5)	5,013	851	53,295	59,159	5,353	726	51,812	57,891
Other International	5,708	73	17,059	22,840	5,495	70	19,358	24,923
	$585,332	$83,643	$740,556	$1,409,531	$510,726	$77,439	$643,522	$1,231,687

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2024, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $511 billion, $34 billion, $53 billion and $29 billion, respectively (October 31, 2023 – $445 billion, $34 billion, $49 billion and $32 billion, respectively).

(5)	Europe includes the United Kingdom and the Channel Islands.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	October 31 2024	October 31 2023
Within 1 year:
less than 3 months	$207,698	$182,373
3 to 6 months	94,585	69,868
6 to 12 months	173,603	151,079
1 to 2 years	79,777	76,232
2 to 3 years	61,175	49,965
3 to 4 years	45,767	36,774
4 to 5 years	20,692	36,506
Over 5 years	57,259	40,725
	$740,556	$643,522

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $670 billion (October 31, 2023: $586 billion).

Summary of Average Deposit Balances and Average Rates of Interest
Average deposit balances and average rates of interest

	For the year ended
	October 31, 2024		October 31, 2023
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$1,035,064	3.57%	$913,669	3.02%
United States	191,257	3.33	196,490	2.74
Europe	58,693	5.26	70,426	4.22
Other International	32,016	2.48	31,035	2.26
	$1,317,030	3.59%	$1,211,620	3.03%